OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 133	$ 78
Advances to suppliers	320	258
Prepaid expenses	276	163
Other	90	117
Other accounts receivables and prepaid expenses	$ 819	$ 616